Loans (Tables)	12 Months Ended
Jun. 30, 2023
Loans [Abstract]
Schedule of Loan Portfolio	The composition of the loan portfolio at June 30 was as follows:
(in thousands)	2023	2022
Residential real estate
One- to four-family	$240,076	$216,432
Multi-family	19,067	14,252
Construction	12,294	1,363
Land	470	1,062
Farm	1,346	1,338
Nonresidential real estate	30,217	31,441
Commercial and industrial	1,184	1,006
Consumer and other
Loans on deposits	855	891
Home equity	9,217	7,670
Automobile	104	117
Unsecured	611	540
	315,441	276,112
Allowance for loan losses	(1,634)	(1,529)
	$313,807	$274,583

Schedule of Allowance for Loan Losses and the Recorded Investment in Loans by Portfolio	The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2023 and 2022
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$2,833	$196	$3,029	$-
Nonresidential real estate	1,717	-	1,717	-
Home Equity	267	-	267	-
	4,817	196	5,013	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$237,047	$857
Multi-family			19,067	278
Construction			12,294	41
Land			470	1
Farm			1,346	4
Nonresidential real estate			28,500	405
Commercial and industrial			1,184	24
Consumer and other
Loans on deposits			855	1
Home equity			8,950	24
Automobile			104	-
Unsecured			611	1
			310,428	1,634
			$315,441	$1,634
*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$3,221	$400	$3,621	$-
Multi-family	570	-	570	-
Farm	270	-	270	-
Nonresidential real estate	1,073	-	1,073	-
Consumer and other
Home equity	87	-	87	-
Unsecured	5	-	5	-
	5,226	400	5,626	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$212,811	$800
Multi-family			13,682	231
Construction			1,363	4
Land			1,062	3
Farm			1,068	5
Nonresidential real estate			30,368	461
Commercial and industrial			1,006	2
Consumer and other
Loans on deposits			891	1
Home equity			7,583	21
Automobile			117	-
Unsecured			535	1
			270,486	1,529
			$276,112	$1,529

Schedule of Impaired Loans by Class of Loans	The following table presents impaired loans by class of loans as of and for the years ended June 30, 2023 and 2022:
(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2023:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,029	$-	$3,325	$161	$161
Multi-family	-	-	285	22	22
Farm	-	-	135	15	15
Nonresidential real estate	1,717	-	1,395	63	63
Consumer and other
Home equity	267	-	177	6	6
Unsecured	-	-	2	1	1
	$5,013	$-	$5,319	$268	$268

June 30, 2022:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,621	$-	$3,970	$145	$145
Multi-family	570	-	608	19	19
Farm	270	-	272	16	16
Nonresidential real estate	1,073	-	1,220	59	59
Consumer and other			-	-	-
Home equity	87	-	52	1	1
Unsecured	5	-	11	-	-
	$5,626	$-	$6,133	$240	$240

Schedule of Investment in Nonaccrual and Loans Past Due	The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2023 and 2022.
	June 30, 2023		June 30, 2022
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate
One- to four-family	$3,028	$365	$3,528	$287
Multi-family	-	-	570	-
Farm	-	-	270	-
Nonresidential real estate	1,013	-	1,073	-
Commercial and industrial	-	-	-	1
Consumer and other
Home equity	267	-	87	-
Unsecured	-	28	3	-
	$4,308	$393	$5,531	$288

Schedule of Principal Balance Outstanding in Past Due Loans	The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2023 and 2022, by class of loans.
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$3,415	$1,514	$4,929	$235,147	$240,076
Multi-family	-	-	-	19,067	19,067
Construction	-	-	-	12,294	12,294
Land	-	-	-	470	470
Farm	-	-	-	1,346	1,346
Nonresidential real estate	662	-	662	29,555	30,217
Commercial and industrial	-	28	28	1,156	1,184
Consumer and other
Loans on deposits	-	-	-	855	855
Home equity	168	267	435	8,782	9,217
Automobile	-	-	-	104	104
Unsecured	17	-	17	594	611
	$4,262	$1,809	$6,071	$309,370	$315,441
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$2,662	$1,326	$3,988	$212,444	$216,432
Multi-family	-	-	-	14,252	14,252
Construction	5	-	5	1,358	1,363
Land	-	-	-	1,062	1,062
Farm	-	-	-	1,338	1,338
Nonresidential real estate	-	-	-	31,441	31,441
Commercial and industrial	72	1	73	933	1,006
Consumer and other
Loans on deposits	-	-	-	891	891
Home equity	188	71	259	7,411	7,670
Automobile	-	-	-	117	117
Unsecured	-	-	-	540	540
	$2,927	$1,398	$4,325	$271,787	$276,112

Schedule of the Risk Category of Loans by Class of Loans	As of June 30, 2023, and 2022, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2023:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$234,765	$170	$5,141	$-
Multi-family	19,067	-	-	-
Construction	12,294	-	-	-
Land	470	-	-	-
Farm	1,346	-	-	-
Nonresidential real estate	27,816	684	1,717	-
Commercial and industrial	1,184	-	-	-
Consumer and other
Loans on deposits	855	-	-	-
Home equity	8,879	-	338	-
Automobile	104	-	-	-
Unsecured	611	-	-	-
	$307,391	$854	$7,196	$-
(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$210,830	$194	$5,408	$-
Multi-family	13,682	-	570	-
Construction	1,363	-	-	-
Land	1,062	-	-	-
Farm	1,068	-	270	-
Nonresidential real estate	29,666	702	1,073	-
Commercial and industrial	1,006	-	-	-
Consumer and other
Loans on deposits	891	-	-	-
Home equity	7,548	-	122	-
Automobile	117	-	-	-
Unsecured	535	-	5	-
	$267,768	$896	$7,448	$-

Schedule of Allowance for Loan Losses by Portfolio Segment	The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2023 and 2022:
(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$800	$73	$(29)	$13	$857
Multi-family	231	47	-	-	278
Construction	4	37	-	-	41
Land	3	(2)	-	-	1
Farm	5	(1)	-	-	4
Nonresidential real estate	461	(64)	-	8	405
Commercial and industrial	2	21	-	-	23
Consumer and other
Loans on deposits	1	-	-	-	1
Home equity	21	2	-	-	23
Automobile	-		-	-	-
Unsecured	1	-	-	-	1
	$1,529	$113	$(29)	$21	$1,634
(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$794	$37	$(31)	$-	$800
Multi-family	291	(60)	-	-	231
Construction	12	(8)	-	-	4
Land	3	-	-	-	3
Farm	5	-	-	-	5
Nonresidential real estate	494	(33)	-	-	461
Commercial and industrial	5	(3)	-	-	2
Consumer and other
Loans on deposits	2	(1)	-	-	1
Home equity	15	6	-	-	21
Automobile	-	-	-	-	-
Unsecured	1	2	(4)	2	1
	$1,622	$(60)	$(35)	$2	$1,529

Scheduled of Purchased Loans	The carrying amount of those loans, net of a purchase credit discount of $88,000 and $88,000, at June 30, 2023 and 2022, respectively, was as follows:
(in thousands)	2023	2022
Residential real estate
One- to four-family	$196	$400

Schedule of Accretable Yield, or Income Expected to be Collected	Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:
(in thousands)	2023	2022
Balance at beginning of year	$339	$390
Accretion of income	(45)	(51)
Balance at end of year	$294	$339